Stock-based Compensation - Summary of Fair Values of the Company's Restricted Shares (Detail) - 2021 Restricted Shares Plan [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Common share and equivalents price - marketable	$ 10.26	[1]
Discount for lack of marketability ("DLOM")	16.00%	[2]
Term	4 years 6 months	[3],[4]
Volatility	83.30%	[3],[5]
Risk-free rate	0.30%	[3],[6]

[1]	Represents the publicly traded common stock price of dMY as of the modification date on October 27, 2020
[2]	Represents the discount for lack of marketability of the historical Incentive Securities as of the modification date on October 27, 2020 (subsequently converted to restricted shares upon Closing), calculated using the Finnerty Method
[3]	Only used to estimate the modification date fair value of historical Class D Incentive Securities (subsequently converted to Performance-Vesting Restricted Shares) under Monte Carlo simulations
[4]	Represents the sum of the expected term from the modification date to Closing (6 months) and the vesting period of 4 years for Performance-Vesting Restricted Shares
[5]	Calculated based on comparable companies’ historical volatilities over a matching term of 4.5 years
[6]	Based on the U.S. Constant Maturity Treasury yield curve as of the modification date over a matching term of 4.5 years